Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9.    Property, plant and equipment

The detail of property, plant and equipment, net of the related accumulated depreciation and impairment in 2021 and 2020 is as follows:

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,	Other Items	Other Items
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	of Leased	of Leased	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Land and	Plant and	Depreciation	Impairment	Total
							Buildings	machinery	(Note 26.3)	(Note 26.5)
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2020	196,586	1,273,837	8,819	106,651	59,502	34,463	13,298	21,333	(865,937)	(107,646)	740,906
Additions	1,391	11,095	302	27,059	—	30	3,374	1,405	(101,006)	(71,929)	(128,279)
Disposals and other	(780)	(17,664)	(612)	(1,715)	—	—	—	—	17,337	4	(3,430)
Transfers from/(to) other accounts	904	15,830	—	(16,861)	—	—	—	127	—	(6,937)	(6,937)
Exchange differences	9,924	48,487	(87)	8,895	(177)	(1,305)	916	1,581	(45,901)	(4,559)	17,774
Balance at December 31, 2020	208,025	1,331,585	8,422	124,029	59,325	33,188	17,588	24,446	(995,507)	(191,066)	620,034
Additions	166	6,054	199	33,409	—	—	576	4,113	(90,087)	1,663	(43,907)
Disposals and other	(1,131)	(106,295)	(618)	(9,374)	—	(55)	—	—	73,601	39,972	(3,900)
Transfers from/(to) other accounts	65	21,883	112	(23,621)	—	(20)	—	730	867	(17)	(1)
Exchange differences	(9,911)	(50,603)	(636)	(10,481)	(306)	476	(1,008)	(1,527)	49,048	7,636	(17,312)
Balance at December 31, 2021	197,214	1,202,624	7,479	113,962	59,019	33,589	17,156	27,762	(962,078)	(141,811)	554,914

In order to ascertain whether its assets have become impaired, Ferroglobe compares their carrying amount with their recoverable amount if there are indications that the assets might have become impaired. Where the asset itself does not generate cash flows that are independent from other assets, Ferroglobe estimates the recoverable amount of the asset unit to which the asset belongs. Recoverable amount is the higher of fair value less cost of disposal and value in use, which is the present value of the future cash flows that are expected to be derived from continuing use of the asset and from its ultimate disposal at the end of its useful life, discounted at a rate which reflects the time value of money and the risks specific to the business to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount, and an impairment loss is recognized as an expense under “net impairment losses” in the consolidated income statement. The increased carrying amount of an asset due to a reversal of an impairment loss should not exceed the carrying amount that would  have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the asset in prior years. A reversal of an impairment is recognized as “impairment (loss) gain” in the consolidated income statement. The basis for depreciation or amortization is the carrying amount of the assets, deemed to be the acquisition cost less any accumulated impairment losses.

As at December 31, 2021 the Company tested property, plant and equipment for impairment related to our solar-grade silicon metal project based in Puertollano, Spain, Château-Feuillet plants in France and our silicon metal plant in Polokwane, South Africa for which the recoverable value was determined at fair value less cost of disposal.

During year ended December 31, 2021 the Company recognized an impairment reversal of $2,681 thousand in relation to our Polokwane facility in South Africa, an impairment at Château Feuillet facility in Europe $441 thousand and an impairment related to our quartz mine located in Mauritania amounting $573 thousand.

Fair value for Polokwane facility as of December 31, 2021 was $7,130 thousand. As this amount is higher than the carrying amount ($4,449 thousand), the company recognized an impairment reversal of $2,681 thousand.

Fair value for Chateau Feuillet facility as of December 31, 2021 was $7,285 thousand. As this amount is lower than the carrying amount ($7,726 thousand), the company recognized an impairment of $441 thousand.

During 2021, as a consequence of the sale of the Niagara facility, which had a net book value of nil (an impairment had been recognized in previous periods amounting to $$34,229) the Company has written off these amounts.

During 2021, as a consequence of the sale of certain OPCO assets which had a net book value of nil(an impairment had been recognized in previous periods amounting to $5,743), the Company has written off these amounts..

During year ended December 31, 2020 the Company recognized an impairment of $71,929 thousand in relation to our idled capacity at the Niagara facilities in the United States $34,270 thousand, at the Polokwane facility in South Africa $8,677 thousand, at Château Feuillet facility in Europe $17,941 thousand and  an impairment of $11,041 thousand in relation to our solar-grade silicon metal project in Puertollano, Spain.

Transfer from (to) other accounts as of December 31, 2020 only includes $6,937 thousand from OpCo related to the contract signed with Aurinka.

During 2019 the Company disposed of FerroAtlántica, S.A.U. and Ultracore Polska Zoo, which resulted in a net reduction of property, plant and equipment of $94,401 thousand.

During 2019 the Company liquidated Ganzi Ferroatlántica Silicon Industry Company, Ltd. and started the process of liquidation of Mangshi Sinice Silicon Industry Company Limited, which resulted in the reduction of impairment of $48,775 thousand.

At December 31, 2021 and 2020, the Company has property, plant and equipment pledged as security for debt instruments in Canada, France, Norway, Spain and USA.

Commitments

At December 31, 2021 and 2020, the Company has capital expenditure commitments totaling $3,834 thousand and $2,605 thousand, respectively, primarily related to maintenance and improvement works at plants.